                        SUPPLEMENT DATED MAY 1, 2020 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your variable annuity prospectus. Specifically, this supplement provides updates with respect to the following:

    a. Notice Regarding Fund and Portfolio Shareholder Reports
    b. Asset Allocation Model Update

Please read the supplement carefully and keep it with your prospectus for future reference.

    a. Notice Regarding Fund and Portfolio Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

    b. Asset Allocation Program -- Model Update

Effective after the close of business July 24, 2020, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

45150NY SUPP 5/1/20

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 24, 2020

                                                    Portfolios                      Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity Advisor(R) New Insights Fund -- Class A      1%      2%      3%      4%      5%
                                 ------------------------------------------------------------------------------------------
                                 Invesco Oppenheimer Capital Appreciation Fund --
                                 Class A                                               1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   ClearBridge Value Trust -- Class FI                   3%      9%     12%     17%     21%
                                 ------------------------------------------------------------------------------------------
                                 Invesco Oppenheimer Main Street Fund(R) -- Class A    3%      9%     12%     17%     21%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  Eaton Vance Large-Cap Value Fund -- Class A           1%      2%      3%      4%      5%
                                 ------------------------------------------------------------------------------------------
                                 Lord Abbett Affiliated Fund -- Class A                1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor(R) Mid Cap II Fund -- Class A        1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Select Mid Cap Value Fund -- Class A         1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                     Invesco Oppenheimer Main Street Mid Cap Fund(R)
                                 -- Class A                                            2%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources                PGIM Jennison Natural Resources Fund -- Class A       1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                    Invesco Oppenheimer Global Fund -- Class A            1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares -- Class A        1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Select International Equity Fund --
                                 Class A                                               1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AB International Value Fund -- Class A                1%      2%      2%      3%      4%
                                 ------------------------------------------------------------------------------------------
                                 AllianzGI NFJ International Value Fund -- Class A     1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam International Capital Opportunities Fund
                                 -- Class A                                            0%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                  20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A       8%      6%      4%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Core Bond Fund -- Class A                   20%     15%     10%      5%      0%
                                 ------------------------------------------------------------------------------------------
                                 PIMCO Total Return Fund -- Class A                   20%     15%     10%      5%      0%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Low Duration Fund -- Class A                    5%      4%      3%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Inflation-Adjusted Bond Fund --
Securities                       A Class                                              11%      8%      5%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO High Yield Fund -- Class A                      8%      6%      4%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A             8%      6%      4%      2%      0%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                              80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 24, 2020

                                                    Portfolios                      Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity Advisor(R) Equity Growth Fund -- Class A     1%      7%     10%     11%     17%
                                 ------------------------------------------------------------------------------------------
                                 Janus Henderson Forty Fund -- Class A                 1%      2%      2%      3%      4%
                                 ------------------------------------------------------------------------------------------
                                 T. Rowe Price Capital Appreciation Fund --
                                 Advisor Class                                         1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AllianzGI NFJ Large-Cap Value Fund -- Class A         2%      6%      9%     11%     15%
                                 ------------------------------------------------------------------------------------------
                                 American Century Equity Income Fund -- A Class        1%      1%      2%      3%      3%
                                 ------------------------------------------------------------------------------------------
                                 Eaton Vance Large-Cap Value Fund -- Class A           1%      1%      2%      3%      3%
                                 ------------------------------------------------------------------------------------------
                                 Lord Abbett Affiliated Fund -- Class A                2%      6%      9%     11%     15%
                                 ------------------------------------------------------------------------------------------
                                 T. Rowe Price Equity Income Fund -- Advisor Class     1%      3%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Federated Kaufmann Fund -- Class A                    1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                     Invesco Oppenheimer Main Street Mid Cap Fund(R)
                                 -- Class A                                            1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                 AB Small Cap Growth Portfolio -- Class A              1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources                PGIM Jennison Natural Resources Fund -- Class A       1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                    Invesco Oppenheimer Global Fund -- Class A            1%      2%      2%      3%      4%
                                 ------------------------------------------------------------------------------------------
                                 Thornburg International Value Fund -- Class A         1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares -- Class A        1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Select International Equity Fund --
                                 Class A                                               1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AllianzGI NFJ International Value Fund -- Class A     1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam International Capital Opportunities Fund
                                 -- Class A                                            1%      1%      2%      3%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                  20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A       8%      6%      4%      2%      0%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Core Bond Fund -- Class A                   28%     21%     14%      6%      0%
                                 ------------------------------------------------------------------------------------------
                                 PIMCO Total Return Fund -- Class A                   22%     16%     11%      6%      0%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Low Duration Fund -- Class A                   10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Inflation-Adjusted Bond Fund --
Securities                       Advisor Class                                         4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO High Yield Fund -- Class A                      4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A             4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                              80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB All Market Total Return Portfolio --  AB International Value Fund -- Class A   JPMorgan Core Bond Fund -- Class A
 Class A                                 AB Small Cap Growth Portfolio -- Class A PIMCO Long-Term U.S. Government Fund --
AB Wealth Appreciation Strategy --       AllianzGI NFJ International Value Fund    Class A
 Class A                                  -- Class A                              PIMCO Low Duration Fund -- Class A
American Century Equity Income Fund --   AllianzGI NFJ Large-Cap Value Fund --    PIMCO Total Return Fund -- Class A
 A Class                                  Class A
BlackRock Basic Value Fund -- Investor A American Century Inflation-Adjusted
BlackRock Global Allocation Fund --       Bond Fund -- Advisor Class
 Investor A                              Calamos Growth Fund -- Class A
Columbia Acorn Fund -- Class A           ClearBridge Aggressive Growth Fund,
Davis New York Venture Fund -- Class A    Inc. -- Class FI
Eaton Vance Large-Cap Value Fund --      ClearBridge Value Trust -- Class FI
 Class A                                 Cohen & Steers Global Realty Shares --
Fidelity Advisor(R) Balanced Fund --      Class A
 Class A                                 Columbia Large Cap Growth Opportunity
Fidelity Advisor(R) New Insights Fund     Fund -- Class A
 -- Class A                              Columbia Select International Equity
Franklin Founding Funds Allocation Fund   Fund -- Class A
 -- Class A*                             Columbia Select Mid Cap Value Fund --
Highland Total Return Fund -- Class A     Class A
Invesco Charter Fund -- Class A          Eaton Vance Floating-Rate Fund --
Invesco Comstock Fund -- Class A          Class A
Invesco Oppenheimer Capital              Federated Kaufmann Fund -- Class A
 Appreciation Fund -- Class A            Fidelity Advisor(R) Equity Growth Fund
Invesco Oppenheimer Global Fund --        -- Class A
 Class A                                 Fidelity Advisor(R) Leveraged Company
Invesco Oppenheimer Main Street Fund(R)   Stock Fund -- Class A
 -- Class A                              Fidelity Advisor(R) Mid Cap II Fund --
JPMorgan Investor Growth & Income Fund    Class A
 -- Class A                              Franklin Small Cap Value Fund -- Class A
Lord Abbett Affiliated Fund -- Class A   Invesco Oppenheimer Main Street Mid Cap
Lord Abbett Mid Cap Stock Fund --         Fund(R) -- Class A
 Class A                                 Janus Henderson Forty Fund -- Class A
T. Rowe Price Capital Appreciation Fund  Lord Abbett Bond-Debenture Fund --
 -- Advisor Class                         Class A
T. Rowe Price Equity Income Fund --      PGIM Jennison 20/20 Focus Fund --
 Advisor Class                            Class A
T. Rowe Price Growth Stock Fund --       PGIM Jennison Natural Resources Fund --
 Advisor Class                            Class A
                                         PIMCO High Yield Fund -- Class A
                                         Putnam International Capital
                                          Opportunities Fund -- Class A
                                         Thornburg Core Growth Fund -- Class A
                                         Thornburg International Value Fund --
                                          Class A

*Not available for contracts issued on or after January 5, 2009